JPMORGAN TRUST I

270 PARK AVENUE

NEW YORK, NEW YORK 10017

September 7, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust I (the “Trust”), on behalf of
the Funds listed in Appendix A
File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Funds listed in Appendix A. These exhibits contain the risk/return summary information in the prospectuses for the Funds dated as indicated in Appendix A and as supplemented August 21, 2017. The purpose of this filing is to submit the XBRL information from the 497 filing dated August 21, 2017 for the Funds.

Please contact the undersigned at 614-213-4020 if you have any questions concerning this filing.

Very truly yours,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary

APPENDIX A

J.P. Morgan U.S. Equity Funds (dated November 1, 2016)

JPMorgan Diversified Fund

JPMorgan Dynamic Small Cap Growth Fund

JPMorgan Equity Focus Fund

JPMorgan Growth and Income Fund

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Value Fund

JPMorgan Intrepid Sustainable Equity Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan Value Advantage Fund

J.P. Morgan Funds (dated March 1, 2017)

JPMorgan Commodities Strategy Fund

J.P. Morgan U.S. Equity Funds (dated April 10, 2017)

JPMorgan Small Cap Core Fund

J.P. Morgan Tax Free Funds (dated July 1, 2017)

JPMorgan Intermediate Tax Free Bond Fund

J.P. Morgan U.S. Equity Funds (dated July 31, 2017)

JPMorgan Growth and Income Fund

JPMorgan Small Cap Core Fund

JPMorgan Value Advantage Fund

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase